Deposits (Details 1) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Deposit Liabilities Disclosures [Abstract]
2018	$ 67,649
2019	25,099
2020	5,041
2021	3,759
2022 and thereafter	2,736
Total certificates of deposit	$ 104,284	$ 106,758